Stockholders' Equity	12 Months Ended
May. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity
STOCKHOLDERS’ EQUITY

Share Repurchase Program
Repurchased common stock has historically been reflected as a reduction of stockholders’ equity. On December 17, 2010, our Board of Directors authorized an additional share repurchase authorization totaling 25.0 million shares in addition to the previous authorization of 162.4 million shares. Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 31, 2015
Share repurchase authorizations	187.4
Cumulative shares repurchased	182.0

In July 2014, as part of the previously authorized share repurchase program, we entered into accelerated share repurchase (ASR) agreements with Goldman, Sachs & Co. and Wells Fargo Bank, National Association (Dealers). The ASR program provided for the repurchase of an aggregate of $500.0 million of our common stock.  Under the ASR agreements, we paid an aggregate of $500.0 million to the Dealers in August 2014 and received an initial delivery of approximately 8.6 million shares on October 1, 2014. In December 2014, the ASR program was completed and we received the final delivery of approximately 1.3 million shares. The total number of shares we purchased in connection with the ASR transactions was based on a combined discounted volume-weighted average price (VWAP) of $50.12 per share which was determined based on the average of the daily VWAP of our common stock over the duration of the program, less an agreed discount. Upon receipt, the repurchased shares were retired and restored to authorized but unissued shares of common stock.

The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2015		2014		2013
	Shares	Cost	Shares	Cost	Shares	Cost
Repurchases of common stock	10.0	$502.3	—	$0.5	1.0	$52.4

As of May 31, 2015, of the 182.0 million cumulative shares repurchased, 169.3 million shares were retired and restored to authorized but unissued shares of common stock. We expect that all shares of common stock acquired in the future will also be restored to authorized but unissued shares of common stock.
Stockholders’ Rights Plan
In connection with the announced REIT transaction, our Board approved a Rights Agreement dated June 23, 2015, to deter any person from acquiring ownership of more than 9.8 percent of our common stock during the period leading up to the REIT transaction. Under the Rights Agreement, each share of our common stock has associated with it one right to purchase one thousandth of a share of our Series A Junior Participating Cumulative Preferred Stock at a purchase price of $156.26 per share, subject to adjustment under certain circumstances to prevent dilution. The rights are exercisable when, and are not transferable apart from our common stock until, a person or group has acquired 9.8 percent or more, or makes a tender offer for 9.8 percent or more, of our common stock. If the specified percentage of our common stock is then acquired, each right will entitle the holder (other than the acquiring company) to receive, upon exercise, common stock having a value equal to two times the exercise price of the right. The rights are redeemable by our Board of Directors under certain circumstances and expire on June 23, 2016. The Rights Plan will not prohibit tender or exchange offers for all of the stock of the Company, as if no rights plan existed.

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income (Loss)
Balances at May 26, 2013	$(1.8)	$0.2	$(53.8)	$(77.4)	$(132.8)
Gain (loss)	(2.9)	(0.1)	(2.9)	(1.7)	(7.6)
Reclassification realized in net earnings	—	—	6.3	6.0	12.3
Balances at May 25, 2014	$(4.7)	$0.1	$(50.4)	$(73.1)	$(128.1)
Gain (loss)	(4.3)	—	2.1	3.1	0.9
Reclassification realized in net earnings	7.3	—	29.2	4.1	40.6
Balances at May 31, 2015	$(1.7)	$0.1	$(19.1)	$(65.9)	$(86.6)

Reclassifications related to foreign currency translation primarily relate to the disposition of Red Lobster and are included in earnings from discontinued operations, net of tax expense in our consolidated statement of earnings. The following table presents the amounts and line items in our consolidated statements of earnings where other adjustments reclassified from AOCI into net earnings were recorded:

		Fiscal Year
(in millions) AOCI Components	Location of Gain (Loss) Recognized in Earnings	May 31, 2015	May 25, 2014
Derivatives
Commodity contracts	(1)	$—	$0.4
Equity contracts	(2)	(1.0)	(0.8)
Interest rate contracts	Interest, net	(45.7)	(10.3)
Foreign currency contracts	(2)	—	1.0
	Total before tax	$(46.7)	$(9.7)
	Tax benefit	17.5	3.4
	Net of tax	$(29.2)	$(6.3)

Benefit plan funding position
Pension/postretirement plans
Actuarial losses	(3)	$(2.6)	$(9.0)
Prior service costs	(3)	—	(0.1)
Settlement (loss)/curtailment gain	(3)	(6.1)	0.5
Total - pension/postretirement plans		$(8.7)	$(8.6)
Recognized net actuarial gain/(loss) - other plans	(4)	1.8	(1.4)
	Total before tax	$(6.9)	$(10.0)
	Tax benefit	2.8	4.0
	Net of tax	$(4.1)	$(6.0)

(1)	Primarily included in food and beverage costs and restaurant expenses. See Note 10 for additional details.

(2)	Primarily included in restaurant labor costs and general and administrative expenses. See Note 10 for additional details.

(3)
Included in the computation of net periodic benefit costs - pension and postretirement plans, which is a component of restaurant labor expenses and general and administrative expenses. See Note 17 for additional details.

(4)	Included in the computation of net periodic benefit costs - other plans, which is a component of general and administrative expenses.